Restructuring - Summary of Changes in Restructuring Accrual (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Restructuring Cost And Reserve [Line Items]
Balance			$ 5.7
Severance payments			(2.4)
Accretion of interest	$ 0.3	$ 0.1	0.3	$ 0.1
Balance	3.6		3.6
2018 Restructuring Activities
Restructuring Cost And Reserve [Line Items]
Balance			4.2
Severance payments			(1.0)
Accretion of interest			0.3
Balance	3.5		3.5
2019 Restructuring Activities
Restructuring Cost And Reserve [Line Items]
Balance			1.5
Severance payments			(1.4)
Balance	$ 0.1		$ 0.1